Share-based payment (Tables)	12 Months Ended
Dec. 31, 2022
Share-based payment
Summary of movements of employee share options during the reported period

	Year ended December 31,
	2020		2021		2022
	Exercise	Number of	Exercise	Number	Exercise	Number of
	price	awards	price	of awards	price	awards
	(Note (iii))		(Note (iii))		(Note (iii))
Outstanding at beginning of the year	US$0.03	23,481,970	US$0.13	26,216,268	US$0.32	17,456,299
Granted during the year	US$0.88	3,035,000	US$0.96	2,701,746	US$0.99	261,045
Exercised during the year	—	—	US$0.03	(11,164,880)	US$0.03	(3,993,550)
Forfeited (Note (i))	US$0.03	(300,702)	US$0.14	(296,835)	US$0.92	(611,430)

Outstanding at end of the year	US$0.13	26,216,268	US$0.32	17,456,299	US$0.39	13,112,364

Exercisable at end of the year (Note (ii))	US$0.03	14,897,089	US$0.10	10,006,742	US$0.22	9,708,447

Note:

(i)	The shares are forfeited if the employment terminates or the performance condition is not met.

Summary of binominal option-pricing model to determine the fair value of options at each of the grant dates

Year of grant	2020	2021	2022
Fair values at grant date (US$ per share)	1.76-2.38	1.96-4.51	0.00-1.15
Exercise prices (US$ per share)	0.03-0.99	0.03-0.99	0.99
Risk-free interest rates	0.64%-0.67%	1.48%-1.67%	3.89%-3.90%
Dividend yield	nil	nil	nil
Expected volatilities	54.90%-55.10%	53.40%-55.60%	61.90%-62.13%
Expected term	10 years	10 years	10 years

Summary of the movement of the restricted shares

Number of restricted shares
of the Company
(in thousands)

Outstanding at January 1, 2020	7,024
Vested and released	(7,024)
Outstanding at December 31, 2020, 2021 and 2022	—

Summary of share-based compensation expenses

	Year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Cost of revenue	300	808	485
Selling expenses	3,906	15,243	5,206
Administrative expenses	15,013	19,346	4,162
Research and development expenses	10,732	18,747	7,640
	29,951	54,144	17,493